Exhibit 99.1

Opus Capital Markets Consultants, LLC

Arroyo 2019 -2

April 23, 2019

Opus CMC	Privileged and Confidential	Page 1

Executive Narrative

April 23, 2019

Performed by

Opus Capital Markets Consultants, LLC

For: U.S. National Bank, not in its individual capacity but solely as trustee on behalf of multiple revolving mortgage investment trusts

This report summarizes the results of a due diligence review performed on a pool of 805 mortgage loans provided by U.S. National Bank, not in its individual capacity but solely as trustee on behalf of multiple revolving mortgage investment trusts (“Client”) who provided Opus Capital Markets Consultants, LLC (“Opus CMC” or “Consultant”) with a data tape, from which 100% of the loan sample was chosen and loaded into the OpusFirst® underwriting software. Consultant performed a detailed compliance and credit review on all loans.

Opus CMC was established in 2005. Opus was acquired in January 2014 by Wipro Ltd, a global information technology, consulting, and outsourcing company.

The Consultant performed a credit, compliance and data comparison review to meet the critieria as published by the Nationally Recognized Statistical Rating Organizations (“NRSRO”).

Consultant reviewed common identifiers for all loans in the population and confirmed there were no obligors with multiple loans in the pool.

1.	Credit Qualification

A re-underwriting review will be conducted in order to verify that the requisite underwriting guidelines as specified by Client are met. Confirmation of the loan terms will be performed through recalculation and review of documentation contained in the loan file provided to the Consultant. The Credit Qualification review will consist of the following:

1.1	Guidelines

Determine whether each mortgage loan meets the requisite guideline requirements as specified by the Client. In lieu of specific requirements, Consultant should consider Regulation Z including Appendix Q if applicable. If the loan pre-dates the requirements of Regulation Z and Appendix Q, Consultant will consider Fannie Mae’s Single-Family guidelines.

1.2	Employment

Review the file documentation for minimum required level of employment, income and asset verifications pursuant to Client provided underwriting guidelines.

1.3	Income

Recalculate borrower(s) monthly gross income and verify calculations of income as used by the original loan underwriter at origination to determine compliance with the Client provided underwriting guidelines.

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1.4	Assets

Confirm the presence of adequate asset documentation to comply with the Client provided underwriting guideline requirements for closing funds, reserves and borrower liquidity.

1.5	Debt Ratio

Recalculate the debt to income ratio and verify the ratio accuracy used by the loan underwriter at origination to determine compliance with Client provided underwriting guidelines and regulatory requirements.

1.6	Property Valuation

Analyze all appraisals and alternative value tools used to qualify the loan for integrity of comparable sales, completeness of data, eligibility of the appraiser and reasonableness of estimated value.

1.7	Loan-to-Value Ratio

Recalculate and verify the loan-to-value ratio and combined loan-to-value ratio were accurate at origination and meet Client provided underwriting guideline and regulatory requirements.

1.8	Credit History

Review the credit report to verify that the borrower(s) demonstrate adequate credit depth to comply with the Client provided underwriting guideline requirements.

1.9	Credit Scores

Verify that borrower(s) meet minimum credit score requirements of the Client provided underwriting guidelines

1.10	Compensating Factors

Verify exceptions to the Client provided underwriting guidelines are documented and reasonable.

2.	Document Review

A review of each loan file will be performed to confirm the presence of material documentation as applicable to the specifics of the loan transaction. The Document Review will consist of the following:

2.1	Collateral Docs

2.1.1	Title Commitment / Policy

Verify the presence of the title commitment or final title policy. Confirm vested parties and the description of the property, liens and tax assessments.

2.1.2	Mortgage Note / Security Instrument

Verify the presence of the mortgage note or security instrument. Confirm that the document has been executed by all borrowers and that all riders, addendums and endorsement are present and duly executed.

2.1.3	Mortgage / Deed of Trust

Verify the presence of a copy of the Mortgage or Deed of Trust. Confirm that the documents have been executed by all required parties and that all riders, addendums and exhibits are present and duly executed.

2.1.4	Conveyance Deed

Verify as applicable that a proper conveyance deed is present in the loan file. Confirm the proper transfer of ownership interest of the subject parties is detailed on the deed.

2.2	Closing Docs

2.2.1	Final Hud-1 Settlement Statement

Verify the presence of a final HUD-1. Verify the completeness of required data and signatures or certification depending upon state compliance requirements.

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2.2.2	Final Truth-in-Lending Disclosure

Verify the presence of a final Truth-in-Lending Disclosure. Verify the completeness of required data and that all required signatures are present.

2.2.3	Notice of Right to Cancel

If required based on the specifics of the loan transaction, confirm the presence and required execution of the Notice of Right to Cancel.

2.3	Credit Docs

2.3.1	Loan Application

Verify the presence and completeness of both the initial and final loan applications.

2.3.2	Underwriting Worksheet

Verify the presence of the relative underwriting worksheet i.e. form 1008, FHA MCAW and VA’s Loan Analysis.

2.3.3	Credit Report

Verify the presence of a credit report for each borrower. Confirm that the credit report was pulled within the timing requirements allowable per the Client provided underwriting guidelines.

2.3.4	Housing Payment History

In the absence of housing payment histories on the borrower(s) credit report(s), verify that that the file contains a verification of rent or a verification of mortgage form.

2.3.5	Letters of Explanation

When Letters of Explanation are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.

2.3.6	Gift Letters

When Gift Letters are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.

2.3.7	Income Documentation

Verify the presence of income and employment related documentation required by the Client provided underwriting guidelines for all borrowing parties contributing income to the debt ratio calculation.

2.3.8	Asset Documentation

Verify the presence of asset documentation required by the Client provided underwriting guidelines in the loan file.

2.3.9	Property Valuation Tools

Verify that each loan file contains adequate appraisal and other third party valuation tools to satisfy the minimum required documentation under the relative Client provided underwriting guidelines.

2.3.10	Proof of Insurance

Verify the presence of insurance certificates for mortgage, hazard and flood insurance on an as needed basis depending upon the specifics of the loan. Confirm that adequate coverage is present to meet the requirements of the Client provided underwriting guidelines.

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3.	Regulatory Compliance

Assess each loan for compliance to regulatory standards in place at the time of origination. The Regulatory Compliance review will consist of the following:

3.1	Truth in Lending Act / Reg. Z

3.1.1	Notice of Right to Cancel

When applicable to the loan transaction verify that a copy of the Notice of Right to Cancel is present in the loan file and review for the following:

3.1.1.1	Execution

Verify all required parties received a copy of the notice and that execution signatures and dates are present as evidence.

3.1.1.2	Rescission Period

Verify that a fully compliant three day rescission period was provided.

3.1.1.3	Form

Verify that the notice was created on the proper form based on the details of the transaction and that all pertinent information is accurate.

3.1.2	Truth in Lending Disclosure

Verify that a copy of the Final Truth-in-Lending Statement is available in the loan file. Review for the following:

3.1.2.1	Execution

Verify all required parties have duly executed the final TIL

3.1.2.2	Finance Charge

Validate that the finance charge disclosed to the borrower is accurate within the allowable tolerance.

3.1.2.3	APR

Verify that the APR disclosed to the borrower is accurate within 0.125 percent of the actual.

3.1.2.4	Form

Confirm that that the appropriate form was utilized and that all pertinent disclosures were made appropriately.

3.1.2.5	Payment Stream

Verify that the interest rate and payment stream summary stated on the Final TIL is accurate in all material respects.

3.1.3	MDIA

Verify that each loan as applicable meets the requirements of Mortgage Disclosure Improvement Act effective for applications take on or after October 1st 2010. The review will consist of the following:

3.1.3.1	Initial Disclosures

Verify that the creditor delivered Initial Disclosures within three general business days of the initial application.

3.1.3.2	Early Fees

Confirm that the borrower(s) were not charged any fees other than the credit report fee prior to the borrower(s) receipt of the Initial Disclosures.

3.1.3.3	Seven Day Waiting Period

Verify that Initial Disclosures were provided no less than 7 specific business days prior to closing.

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3.2	RESPA / Reg. X

Verify that each loan as applicable meets the requirements of the January 1st 2010 effective amendments to Regulation X. The review will consist of the following:

3.2.1	Good Faith Estimate

Verify RESPA compliance requirements for the Good Faith Estimate. The review of the GFE will consist of the following:

3.2.1.1	Form

Verify that copies of the required Good Faith Estimates are evidenced in the loan file and that the form used is appropriate based on the origination date of the loan.

3.2.1.2	Terms

Verify that the terms of the loan are accurately disclosed on the Good Faith Estimate.

3.2.1.3	Timing

Verify that the GFE was provided to the borrower(s) within three days of the Application Date

3.2.1.4	Fees

Verify that all fees are accurately disclosed, reasonable and customary and located in the appropriate sections of the disclosure document

3.2.1.5	Change of Circumstance

Verify that each occurrence of the Good Faith Estimate is supported by a documented valid Change of Circumstance.

3.2.2	HUD-1 Settlement Statement

Verify that each loan file contains a copy of the Final HUD-1 Settlement Statement. A review of the HUD-1 will be conducted for the following:

3.2.2.1	Form

Verify that the HUD-1 is a complete, final and fully compliant copy completed on the correct form and is certified by the title company or signed by all required parties.

3.2.2.2	Fees

Confirm that all fees are accurately disclosed in the appropriate locations and are reasonable and customary for the transaction.

3.2.3	GFE & HUD-1 Comparison

Compare terms of the Goof Faith Estimate and Final HUD-1 Settlement Statement to verify compliance with RESPA 2010 requirements for proper disclosure of borrower(s) charges. The review will consist of the following:

3.2.3.1	No Variance Fees

Verify that the fees disclosed on the Good Faith Estimate mirror borrower charges from the HUD-1 Settlement Statement and that there is no variance in the cost of fees for the following charges: Origination Fee, Discount Points/Interest Credit and Transfer Tax.

3.2.3.2	Tolerance Fees

Verify fees disclosed on the Good Faith Estimate are within a 10% tolerance from the final fees charged to the borrower on the Final HUD-1 Settlement Statement. Fees allowable for 10% tolerance include fees for: lender-required or preferred settlement services and government recording charges.

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3.2.4	Servicing Transfer Disclosure

Verify that a copy of the Servicing Transfer Disclosure form is evidenced in the loan file and that the borrower(s) received a copy within three general business days of Application.

3.2.5	Special Information Booklet

Verify that a copy of the Special Information Booklet was provided to the borrower(s) within three days of Application for purchase and construction to permanent transactions.

3.2.6	Affiliated Business Disclosure

Verify that a copy of the Affiliated Business Disclosure was provided to the borrower(s) within three general business days of Application for transaction where the lender has affiliated businesses who are party to the transaction.

3.2.7	Initial Escrow Disclosure Statement

Verify that a copy of the Initial Escrow Disclosure Statement is evidenced in the loan file and that a copy was provided to the borrower(s) at closing or within 45 days from settlement.

3.3	Home Ownership Equity Protection Act

Verify that no loan is a HOEPA loan and that all loans meet the applicable tolerances, threshold and general requirements to not be considered “high-cost” loans. This includes the expansion of the HOEPA rules under the Dodd-Frank Act.

3.4	State and Local Anti-Predatory Lending Statutes

Verify that no mortgage is a “high-cost” loan or a “covered” loan and that each loan is compliant with anti-predatory lending statutes of the state governments and local municipalities as defined below and as updated from time to time during the term of the Statement of Work.

3.4.1	Arkansas

3.4.1.1	Arkansas Home Loan Protection Act, AR. Stat. Ann. § 23-53-101 et seq.

3.4.2	California

3.4.2.1	California Anti-Predatory Lending Statute, CA. Fin. Code § 4970 et seq.

3.4.2.2	California Higher Priced Mortgage Loan Statute, CA. Fin Code § 4995 et seq.

3.4.3	Colorado

3.4.3.1	Colorado Consumer Equity Protection Act, CO. Rev. Stat. § 5-3.5-101 et seq. and as amended by Senate Bill 216 (2007) and House Bill 1322 (2007)

3.4.3.2	Colorado Consumer Credit Code, CO. Rev. Stat. 5-1-101 et seq.

3.4.4	Connecticut

3.4.4.1	Connecticut Abusive Home Loan Lending Practices Act, CT. Stat. Ann. §36a-746 et seq. and the Responsible Lending and Economic Security Act, CT. House Bill 5577 (2008)

3.4.4.2	Connecticut Nonprime Home Loan Statute, CT. Gen. Stat. §§ 36a-760 et seq. (as originally enacted and as amended by Senate Bill 949

3.4.5	District of Columbia

3.4.5.1	District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. and DC Mortgage Disclosure Act of 2007

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3.4.6	Florida

3.4.6.1	Florida Fair Lending Act, FL. Stat. Ann. § 494.0078 et seq.

3.4.7	Georgia

3.4.7.1	Georgia Fair Lending Act, GA. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53)

3.4.8	Idaho

3.4.8.1	Idaho Residential Mortgage Practices Act, ID. Code § 26-3101 et seq.

3.4.9	Illinois

3.4.9.1	Illinois High Risk Home Act, IL. Comp Stat. tit. 815, §§137/5 et seq.

3.4.9.2	Illinois High Risk Home Loan Regulations, 38 IL. Admin. Code § 345.10 et seq.

3.4.9.3	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003).

3.4.9.4	Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).

3.4.10	Indiana

3.4.10.1	Indiana Home Loan Practices Act, IN. Code § 24-9-1-1 et seq. and as amended by 2005 In. P.L. 141 § 6 P2013-011

3.4.11	Kansas

3.4.11.1	Kansas Consumer Credit Code, KS. Stat. Ann. § 16a-1-101 et seq. Sections 16a-1-301, 16a-3-207 and 16a-3-308a

3.4.12	Kentucky

3.4.12.1	Kentucky Anti-Predatory Lending Statute, KY. Rev. Stat. § 360.100 et seq. and as amended by KY. House Bill 552 (2008)

3.4.13	Maine

3.4.13.1	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A ME. Rev. Stat. Ann. §§ 8-101; 8-103(1); 8-206(8); 8-206A and ME. Legislative Document 1869 (2007).

3.4.14	Maryland

3.4.14.1	Maryland Commercial Law, MD. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by MD. Senate Bill 270 (2008) and Maryland Regulations under the MD. Mortgage Lender Law (2009)

3.4.14.2	Maryland Regulations for Higher Priced Mortgage Loans, as promulgated under the MD. Mortgage Lender Law, MD. Code Ann., Fin. Instit. Code §§ 11-501 et seq.; MD. Code Regs. §§ 09.03.06.01 et seq.

3.4.15	Massachusetts

3.4.15.1	Massachusetts High Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA. House Bill 4387 (2008) 20. MA. Predatory Home Loan Practices Act, M.G.L. Chapter 183(C).

3.4.15.2	Massachusetts Regulations for Higher Priced Mortgage Loans, 209 MA. Code Regs. §§ 32.00

3.4.15.3	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.

3.4.15.4	Massachusetts Mortgage Lender and Broker Regulations, 940 CMR § 8.00 (15-17)

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3.4.16	Michigan

3.4.16.1	Michigan Consumer Mortgage Protection Act, MI. Stat. Ann. § 445-1631 et seq.

3.4.17	Minnesota

3.4.17.1	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008)

3.4.18	Nebraska

3.4.18.1	Nebraska Mortgage Bankers Registration and Licensing Act, NE. Stat.§ 45-702 et seq.

3.4.19	Nevada

3.4.19.1	Nevada Anti-Predatory Lending Law, NV. Rev. Stat. § 598D.010 et seq. and as amended by AB 440 and 492

3.4.20	New Jersey

3.4.20.1	New Jersey Home Ownership Security Act of 2002, NJ. Stat. Ann. § C:46:10B-22 et seq. and as amended by PL. 2004, Ch. 84 § 1.

3.4.21	New Mexico

3.4.21.1	New Mexico Home Loan Protection Act, NM. Stat. Ann. § 58-21A-1 et seq. and as amended by Senate Bill 342 (2009)

3.4.22	New York

3.4.22.1	New York High Cost Home Loan Regulations, 3 NYCCR Part 41 (2001)

3.4.22.2	New York High Cost Home Loan Act, NY. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41 (2003) and as amended by Senate Bill 8143-A (2008). Banking Law Article 6-l (2003) and 6-m (2008)

3.4.23	North Carolina

3.4.23.1	North Carolina Anti-Predatory Lending Law, NC. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina Amendments to Anti-Predatory Lending Law, NC. Gen. Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a) and as amended by House Bill 1817 (2007)

3.4.24	Ohio

3.4.24.1	Ohio Anti-Predatory Lending Statute, OH. Rev. Code Ann. §§ 1349.25 to 1349.37and § 1.63 and as amended by S.B. 185.

3.4.24.2	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.

3.4.25	Oklahoma

3.4.25.1	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003)

3.4.25.2	Oklahoma Higher –Priced Mortgage Loans Law, OK. Admin. Code §§ 160:45-9-1 et seq.

3.4.26	Pennsylvania

3.4.26.1	Pennsylvania Consumer Equity Protection Act, 63 PA. Cons. Stat. Ann. § 456.501 et seq.

3.4.27	Rhode Island

3.4.27.1	City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.

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3.4.27.2	Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI. Gen. Laws. §§ 34-25.2-1 et seq., including the Emergency and Final Regulations

3.4.28	South Carolina

3.4.28.1	South Carolina High-Cost and Consumer Home Loans Act, SC. Code § 37-23-10 et seq.

3.4.28.2	South Carolina Consumer Protection Code, SC. Code 37-1-101 et seq.

3.4.29	Tennessee

3.4.29.1	Tennessee Home Loan Protection Act, TN. Code Annotated §§ 45-20-101 et seq., Title 47 et seq.

3.4.30	Texas

3.4.30.1	Texas High-Cost Home Loan Statute, TX. Fin. Code Ann. § 343.201 et seq.

3.4.31	Utah

3.4.31.1	Utah Residential Mortgage Practices Amendments, UT. Code Ann. § 61- 2c-102 et seq.

3.4.31.2	Utah High Cost Home Loan Act, UT. Code § 61-2d-101 et seq.

3.4.32	Vermont

3.4.32.1	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.

3.4.33	Virginia

3.4.33.1	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), VA. Code Ann. §§ 6.1-413; 6.1-422, 6.1-428.

3.4.33.2	Virginia Mortgage Lender and Broker Act (for loans originated after July 1, 2003), VA. Code Ann. §§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.

3.4.34	Washington

3.4.34.1	Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008

3.4.35	Wisconsin

3.4.35.1	Wisconsin Responsible High Cost Mortgage Lending Act, WI. Stat. § 428.202.

3.4.36	West Virginia

3.4.36.1	West Virginia Residential Mortgage Lender, Broker and Servicer Act, WV. Code § 31-17-1 et seq.

3.4.37	Wyoming

3.4.37.1	Wyoming Credit Code, WY. Stat. Ann. §§ 40-14-101 et seq.

3.5	National Flood Insurance Program

Verify that each loan adheres to the flood insurance requirements as outlined under the NFIP, including identification of flood zones and evidence of an adequate flood insurance policy.

3.6	Dodd-Frank Act

Review each mortgage for compliance with the rules established under the Dodd-Frank Act for Ability-to-Repay and Qualified Mortgage requirements. The review will consist of the following:

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3.6.1	Ability to Repay

Assess the Ability-to-Repay (“ATR”) of each borrower for transactions which fall outside of the Qualified Mortgage (“QM”) rule. The review will consist of the following:

3.6.1.1	ATR Verifications

Verification of the Ability-to-Repay shall be considered based on a review of the following criterial: (1) income and assets, (2) current employment status, (3) monthly payment on covered loan, (4) monthly payment on simultaneous loan, (5) monthly payment for mortgage related obligations, (6) current debt, alimony and child support, (7) DTI or residual income, and (8) credit history.

3.6.1.2	ATR Credit Exceptions

Verify that no lender based credit exceptions are present and/or approved.

3.6.1.3	ATR Rating

ATR test results will be provided by grading each loan’s ATR compliance as: ATR-Pass, ATR-Fail and ATR Exempt.

3.6.2	Qualified Mortgage

Evaluate each loan seeking QM status to validate compliance with requirements of the Qualified Mortgage (“QM”) regulations for Temporary Qualified Mortgages (“TQM”), Small Creditor Qualified Mortgages (“SCQM”) and Small Creditor Balloon Qualified Mortgages (“BQM”). This review will consist of the following:

3.6.2.1	Product Features

Verify that loans seeking QM status not allow for interest only loan terms, negative amortization loans, balloon terms or terms exceeding 30 years.

3.6.2.2	Debt-to-Income Ratios

Verify that debt-to-income ratios do not exceed 43%.

3.6.2.3	Points and Fees

Verify that loans seeking QM status do not contain charges to the borrower that exceed the 3 percent of the total loan amount for a loan greater than or equal to $100,000, $3,000 for a loan greater than or equal to $60,000 but less than $100,000, 5 percent of the total loan amount for a loan greater than or equal to $20,000 but less than $60,000, $1,000 for a loan greater than or equal to $12,500 but less than $20,000, or 8 percent of the total loan amount for a loan less than $12,500. (2014 – subject to annual adjustments in subsequent years)

3.6.3	Temporary Qualified Mortgage

Verify that loans made from the government and the GSEs meet all applicable guideline requirements in lieu of the 43% debt-to-income ratio cap including guidelines regarding: LTV/CLTV, DTI, Credit Score, Reserves, Max Loan Amount, the maximum cash out amount and minimum disposable income requirements.

3.6.4	QM & ATR Reporting

Upon review of the related documents and QM and ATR testing standards, verify the QM/ATR status in the credit rating agency format as follows:

3.6.4.1	QM – NonHPML

QM or TQM – Pass / HPML – No

3.6.4.2	QM – HPML

QM or TQM – Pass / HPML – Yes

3.6.4.3	NonQM – Compliant

QM or TQM – Fail, Exempt / ATR – Compliant

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3.6.4.4	NonQM – Noncompliant

QM or TQM – Fail, Exempt / ATR – Noncompliant

3.6.4.5	Not covered – Exempt

QM or TQM – Exempt / ATR – Exempt

3.6.5	Higher Priced Mortgage Loans

Determine whether each loan would be considered a Higher Priced Mortgage Loan (“HPML”). A loan APR which exceeds the Average Prime Offer Rate by 1.50% or more percentage points on conforming First Liens and 3.50% or more percentage points on Second Liens. For FHA TQM, the formula is modified to be the Average Prime Offer Rate plus 1.15%, plus the monthly MI premium factor.

3.6.5.1	Escrow Requirements

Verify that all HPML loans have escrow accounts established for the first five years of the life of the loan.

3.6.5.2	HPML Appraisal Rules

Verify that all HPML loans meet the following additional appraisal rules: borrower’s right to receive the appraisal report, written appraisal from a certified or licensed appraiser, evidence of an interior inspection, delivery of copies no later than 3 days from consummation, and a 2nd appraisal detailing improvements, market conditions and change in sale price for loans that meet the “flipping” definition.

3.6.6	Loan Originator Compensation

Verify disclosed compensation is permissible. Verify disclosed compensation in Points and Fees testing as appropriate. Verify Loan Originator and Loan Originator Organization licensing status as well as proper disclosure on the application, note and mortgage as per applicable Safe Act and Loan Originator regulations.

4.	Misrepresentation and Third Party Product Review

Validate that fraud reports and independent third party property valuations reports are in the file. The review will consist of the following:

4.1	Misrepresentation Review

Review on each loan to identify potential misrepresentations of income, employment, identity, occupancy, transaction and appraisal misrepresentation or other areas of potential misrepresentation. The Misrepresentation may include the following:

4.1.1	Signatures

Validate signature consistency across documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable efforts to validate the consistency of signatures across documents.

4.1.2	Alerts

Assess credit report alerts for accuracy and potential issues.

4.1.3	Social Security Numbers

Compare SSN(s) across all file documents.

4.1.4	Document Integrity

Review for apparent alterations to loan documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable review of alterations to the loan documents.

4.1.5	Data Consistency

Review the documents contained in the loan file for consistency of data.

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4.1.6	Third Party Fraud Tools

To the extent a third party fraud tool is contained in the loan file, the Consultant will ensure high level or critical warnings are reviewed and addressed.

4.2	Properties in FEMA declared disaster zones. *Note: Consultant tested for FEMA on a subset of 527 loans as required by scope*

If a FEMA declared disaster occured after the inspection date on the appraisal, Consultant reviewed the file to determine if an exterior inspection was completed to ensure:

4.2.1	No apparent damage to the property; and

4.2.2	Property appears to be occupied.

4.3	Property Valuation Review: *Note: A property valuation review was done on 527 loans. 9 of the 527 loans in which a property valuation review was performed did not have an appraisal. Lender based value on an AVM. Client supported the AVM value with a post close 2055 driveby appraisal and a BPO.*

Reviewed each loan to determine whether a third party valuation product was required and if required, that the third party product value was compared to the original appraised value to identify a value variance. If a variance of more than 10% was noted, ensured any required secondary valuation product was ordered and reviewed. Applied the appropriate rating agency grade after reviewing the required valuation products.

5.	Grading

Each loan and related loan level finding shall receive a grading in accordance with the standards set forth by Opus and its interpretation of the grading requirements established by the Nationally Recognized Statistical Rating Organizations as further defined below:

5.1	Fitch Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Fitch in their current industry publications as updated from time to time.

5.2	Moody’s Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Moody’s in their current industry publications as updated from time to time.

5.3	Kroll Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Kroll in their current industry publications as updated from time to time.

5.4	Standard & Poor’s Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Standard & Poor’s in their current industry publications and updated from time to time.

5.5	DBRS Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by DBRS in their current industry publications and updated from time to time.

Opus CMC	Privileged and Confidential	Page 13

Pool Details

Loan Type			Product Type
Type	Count	% of Pool	Type	Count	% of Pool
Non-Conforming	805	100.00%	ARM	624	77.52%
Conforming – GSE Eligible	0	0.00%	Fixed	181	22.48%
Total	805	100.00%	Total	805	100.00%

Interest Rate			Occupancy
Type	Count	% of Pool	Type	Count	% of Pool
2.250-2.499	0	0.00%	Primary	467	58.01%
2.500-2.999	0	0.00%	Second Home	60	7.45%
3.000-3.499	0	0.00%	Investment Property	278	34.53%
3.500-3.999	9	1.12%
4.000-4.499	47	5.84%	Total	805	100.00%
4.500-4.999	49	6.09%
5.000-5.499	393	48.82%
5.500-5.999	256	31.80%
6.000-6.499	48	5.96%
6.500-6.999	3	0.37%
7.00-7.499	0	0.00%
Total	805	100.00%

			Property Type
Purpose			Type	Count	% of Pool
Type	Count	% of Pool	Single Family Detached	454	56.40%
Cash out Refi	177	21.99%	Co-op	0	0.00%
Purchase	561	69.69%	Condo, Low Rise	120	14.91%
Rate / Term Refi	67	8.32%	Condo, High Rise	2	0.25%
Total	805	100.00%	PUD	144	17.89%
			1 Family Attached	12	1.49%
			2 Family	42	5.22%
			3 Family	11	1.37%
			4 Family	20	2.48%
			Total	805	100.00%

Opus CMC	Privileged and Confidential	Page 14

DTI
Type	Count	% of Pool
0.00-20.00	394	48.94%	LTV
20.01-30.00	45	5.59%	Type	Count	% of Pool
30.01-40.00	120	14.91%	0-30.00	8	0.99%
40.01-43.00	73	9.07%	30.01-40.00	37	4.60%
43.01-50.00	169	20.99%	40.01-50.00	92	11.43%
50.01 and Greater	4	0.50%	50.01-60.00	315	39.13%
Total	805	100.00%	60.01-70.00	191	23.73%
			70.01-80.00	162	20.12%
			80.01-90.00	0	0.00%
			Total	805	100.00%

QM Type
Type	Count	% of Pool
Non-QM/Compliant	382	47.45%
Non-QM/Non-Compliant	0	0.00%
Not Covered/Exempt	423	52.55%
Total	805	100.00%

Opus CMC	Privileged and Confidential	Page 15

Tape Discrepancies

Data Element	Count	Accuracy
Zip Code	0	100.00%
Prepayment Penalty	1	99.88%
Interest Only	3	99.63%
Note Date	3	99.63%
Property County	5	99.38%
Loan Term	7	99.13%
Units	7	99.13%
CLTV	8	99.01%
Application Date	10	98.76%
Appraised Value	13	98.39%
Loan Purpose	16	98.01%
Interest Rate	17	97.89%
Property City	17	97.89%
Occupancy	20	97.52%
Self Employed	27	96.65%
Assumable	29	96.40%
First Change Date	32	96.02%
Property Address	50	93.79%
First Time Home Buyer	86	89.32%
Loan Type	98	87.83%
LTV	99	87.70%
FICO	122	84.84%
Doc Type	197	75.53%
Property Type	251	68.82%
DTI	348	56.77%
Debt Service Coverage	N/A	N/A

Total Loans	805

Opus CMC	Privileged and Confidential	Page 16

Loan Grading Definitions

Credit

S&P	Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	A	Loan conforms to all applicable guidelines, no conditions noted
B	B	B	B	B	Loan does not meet every applicable credit guideline. However, most of the loan characteristics are within the guidelines and there are documented and significant compensating factors
C	C	C	C	C	The loan does not meet every applicable credit guideline, and most of the loan characteristics are outside of guidelines; or there are weak or no compensating factors
D	D	D	D	D	The loan file is missing critical documentation required to perform the review

Compliance

S&P	Moody’s	Kroll	DBRS	Definition
A	A	A	A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	B	B	B	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations; however, minor evidentiary issue(s) exist
C	C	C	C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	D	D	D	The loan file is missing critical documentation required to perform the review

Fitch	Definition
A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	The loan is in compliance with all applicable laws and regulations and a benefit to the borrower is present and documented
C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	The loan file is missing critical documentation required to perform the review

Opus CMC	Privileged and Confidential	Page 17

Loan Review Findings

The following provides the final loan grade for the credit, compliance and property on review as well as an overall loan grade.

Final Overall Grade	Count
A	267
B	534
C	4
D	0
Total	805

Final Credit Grade	Count
A	757
B	47
C	1
D	0
Total	805

Final Compliance Grade	Count
A	276
B	529
C	0
D	0

Total	805

Final Property Grade	Count
A	524
B	0
C	3
N/A	278

Total	805

Opus CMC	Privileged and Confidential	Page 18

Loans Reviewed (805)

430053197	430053237	430053278	430053318	430053358	430053401	430053441	430051637
430053198	430053238	430053279	430053319	430053359	430053402	430053442	430051910
430053199	430053239	430053280	430053320	430053360	430053403	430053443	430052017
430053200	430053241	430053281	430053321	430053361	430053404	430053444	430051976
430053201	430053242	430053282	430053322	430053362	430053405	430053445	430052037
430053202	430053243	430053283	430053323	430053363	430053406	430053446	430052599
430053203	430053244	430053284	430053324	430053365	430053407	430053447	430052657
430053204	430053245	430053285	430053325	430053366	430053408	430053448	430051999
430053205	430053246	430053286	430053326	430053367	430053409	430053449	430051924
430053206	430053247	430053287	430053327	430053368	430053410	430053450	430051988
430053207	430053248	430053288	430053328	430053369	430053411	430053451	430052995
430053208	430053249	430053289	430053329	430053370	430053412	430053452	430052656
430053209	430053250	430053290	430053330	430053371	430053413	430053453	430052690
430053210	430053251	430053291	430053331	430053372	430053414	430053454	430052637
430053211	430053252	430053292	430053332	430053373	430053415	430053455	430051566
430053212	430053253	430053293	430053333	430053374	430053416	430053456	430052022
430053213	430053254	430053294	430053334	430053375	430053417	430053457	430052509
430053214	430053255	430053295	430053335	430053376	430053418	430053458	430052573
430053215	430053256	430053296	430053336	430053377	430053419	430053459	430052575
430053216	430053257	430053297	430053337	430053378	430053420	430053460	430052576
430053217	430053258	430053298	430053338	430053379	430053421	430053461	430052556
430053218	430053259	430053299	430053339	430053380	430053422	430053462	430052570
430053219	430053260	430053300	430053340	430053381	430053423	430053463	430052577
430053220	430053261	430053301	430053341	430053382	430053424	430053464	430052579
430053221	430053262	430053302	430053342	430053383	430053425	430053465	430052578
430053222	430053263	430053303	430053343	430053385	430053426	430053466	430052568
430053223	430053264	430053304	430053344	430053386	430053427	430053468	430052574
430053224	430053265	430053305	430053345	430053387	430053428	430053469	430052538
430053225	430053266	430053306	430053346	430053388	430053429	430053470	430053061
430053226	430053267	430053307	430053347	430053390	430053430	430053471	430052898
430053227	430053268	430053308	430053348	430053391	430053431	430053472	430052902
430053228	430053269	430053309	430053349	430053392	430053432	430053473	430053073
430053229	430053270	430053310	430053350	430053393	430053433	430053474	430052162
430053230	430053271	430053311	430053351	430053394	430053434	430053475	430052133
430053231	430053272	430053312	430053352	430053395	430053435	430053476	430052128
430053232	430053273	430053313	430053353	430053396	430053436	430053477	430052703
430053233	430053274	430053314	430053354	430053397	430053437	430053478	430052195
430053234	430053275	430053315	430053355	430053398	430053438	430053479	430052612
430053235	430053276	430053316	430053356	430053399	430053439	430051573	430053030
430053236	430053277	430053317	430053357	430053400	430053440	430052023	430052833

Opus CMC	Privileged and Confidential	Page 19

430052099	430051583	430052644	430052223	430052032	430052303	430051891	430053023
430052679	430052646	430052079	430052057	430052590	430051638	430052061	430052018
430052134	430052759	430052671	430052623	430053006	430051934	430052277	430052095
430052734	430052735	430052629	430051599	430052154	430052039	430051980	430052559
430052248	430052785	430052501	430052164	430051900	430052822	430052526	430052029
430052678	430052268	430052670	430052564	430052140	430052504	430051882	430052831
430053014	430052999	430052279	430052767	430051906	430052981	430052121	430052392
430052085	430053010	430052034	430052736	430052325	430052693	430052554	430052307
430052558	430052604	430052748	430052991	430052717	430052049	430052674	430052786
430052720	430052200	430051985	430052760	430052220	430052139	430052597	430053048
430052566	430052788	430051636	430051995	430052969	430051970	430052653	430052080
430052072	430052244	430052815	430052525	430052222	430051911	430052813	430052531
430052730	430052648	430052562	430051961	430052015	430051963	430051972	430052864
430052567	430052129	430051601	430052655	430051987	430051954	430052055	430052353
430051603	430052003	430051938	430051635	430052199	430052782	430052258	430052821
430052830	430052626	430051596	430051943	430052255	430052840	430052982	430052866
430052127	430052120	430052654	430052971	430052777	430052756	430052212	430052824
430052074	430052241	430052108	430052781	430052728	430052713	430053013	430052806
430052105	430052261	430052697	430053003	430052726	430052801	430052026	430052135
430052722	430052571	430052669	430052711	430052493	430052776	430051941	430052846
430052682	430052595	430052338	430052184	430052205	430052059	430052658	430052406
430052675	430052557	430052110	430051590	430052706	430052001	430052214	430052520
430052136	430052814	430052729	430052019	430052247	430051609	430052691	430052217
430052354	430052318	430052699	430052287	430052685	430052165	430052587	430052880
430052505	430052680	430052326	430052560	430051922	430053038	430052583	430052398
430052107	430051931	430052499	430052569	430052288	430052132	430053004	430052306
430052799	430052523	430052315	430052216	430052086	430052149	430052588	430052837
430052592	430052011	430051915	430051966	430052835	430052645	430052056	430052859
430051990	430052202	430052170	430052010	430052168	430051593	430052031	430052272
430052555	430051998	430052997	430052242	430052251	430052584	430052639	430051612
430052310	430051965	430052131	430053019	430053009	430052490	430052219	430052868
430052696	430052036	430052016	430053015	430052106	430052724	430051982	430052890
430051611	430051893	430052265	430053002	430052035	430052181	430052783	430052209
430052311	430052101	430052624	430052582	430052553	430052024	430052593	430052356
430052712	430052182	430052627	430053071	430051951	430052053	430052725	430052245
430052998	430052117	430052260	430052773	430052238	430051940	430052077	430052423
430053000	430052798	430052790	430052779	430052025	430052185	430053031	430052321
430052150	430052103	430051597	430052237	430052563	430052605	430052561	430052894
430052065	430052033	430052625	430052731	430052068	430051605	430053034	430052733
430051926	430052616	430052186	430053001	430052040	430052171	430052210	430052850

Opus CMC	Privileged and Confidential	Page 20

430052297	430052296	430052382	430052410	430052754
430052374	430052358	430052802	430052332	430052046
430052741	430052834	430052418	430053060	430052275
430052397	430052340	430052819	430052849	430052429
430052753	430051974	430052361	430052874	430052901
430052341	430052243	430052301	430052904
430052820	430052350	430052408	430052847
430052738	430052893	430052319	430051615
430052391	430051616	430052812	430052206
430052402	430052828	430052876	430052836
430052191	430052758	430052373	430052308
430052365	430052882	430052393	430052832
430052885	430051589	430052271	430052804
430052389	430052294	430052848	430051639
430052352	430052384	430052213	430051884
430052797	430052422	430052816	430052203
430052810	430053045	430052063	430052867
430052861	430052586	430053041	430052322
430052368	430052266	430052883	430052021
430052194	430052378	430052390	430053020
430052852	430052432	430052364	430052309
430052602	430052887	430052414	430052405
430051898	430052329	430052386	430052412
430052424	430052411	430053044	430052875
430052283	430052416	430052851	430052323
430052304	430052286	430052709	430052257
430052878	430052420	430052008	430052881
430051942	430052399	430052343	430052800
430052276	430052870	430052379	430052719
430052665	430052601	430052346	430052886
430052791	430052721	430052345	430052817
430052879	430052409	430053037	430052367
430052855	430052291	430052407	430052075
430052312	430053021	430052860	430052428
430052178	430052705	430052829	430052772
430051640	430052755	430053055	430052071
430052313	430052622	430052853	430051901
430052877	430052250	430052320	430052396
430052166	430052401	430052769	430052865
430052328	430052316	430052841	430053025

If you have any questions, please contact Elisha Werner at Elisha.Werner@opuscmc.com

Opus CMC	Privileged and Confidential	Page 21